Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Interest income	$ 1,646,329	$ 1,509,203	$ 501,982
Interest expense	(863,347)	(870,028)	(278,692)
Net interest income	782,982	639,175	223,290
Income from service fees	216,420	193,801	81,375
Expenses from service fees	(38,849)	(43,005)	(10,287)
Net service fee income	177,571	150,796	71,088
Trading and investment income, net	8,268	112,952	(33,182)
Foreign exchange gains (losses), net	46,165	(48,848)	74,461
Other operating income	41,532	19,447	8,761
Trading and investment, foreign exchange gains and other operating income	95,965	83,551	50,040
Operating income before provision for loan losses	1,056,518	873,522	344,418
Provision for loan losses	(315,417)	(245,990)	(42,929)
Total operating income, net of provision for loan losses, interest and fees	741,101	627,532	301,489
Personnel salaries expenses	(281,323)	(245,665)	(86,711)
Administration expenses	(305,622)	(235,204)	(66,831)
Depreciation and amortization	(81,845)	(63,692)	(9,785)
Impairment	(27)	(351)
Other operating expenses	(62,330)	(71,715)	(15,133)
Total operating expenses	(731,147)	(616,627)	(178,460)
Total net operating income before income taxes	9,954	10,905	123,029
Income taxes	52,871	3,568	(17,263)
Income from continuing operations	62,825	14,473	105,766
Income (loss) from discontinued operations		(504)
NET INCOME FOR THE PERIOD	62,825	13,969	105,766
Attributable to:
Equity holders of the Bank	67,821	2,059	105,757
Non controlling interest	$ (4,996)	$ (438)	$ 9
Earnings per share attributable to equity holders of the Bank
Basic earnings per share (in dollars per share)	$ 0.132	$ 0.035	$ 0.919
Diluted earning per share (in dollars per share)	0.132	0.035	0.919
Earnings per share from continuing operations attributable to equity holders of the Bank
Basic earnings per share (in dollars per share)	0.132	0.035	0.919
Diluted earning per share (in dollars per share)	$ 0.132	$ 0.035	$ 0.919